Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Disaggregation of Company’s Revenue

The following table presents a disaggregation of the Company’s revenue:

	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025

Validator services	$904	$1,570	$-
DVN services	61,468	61,468	-
Total revenue	$62,372	$63,038	$-
	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025
Revenue recognized at a point in time	$904	$1,570	$-
Revenue recognized over time	61,468	61,468	-
	$62,372	$63,038	$-